UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska 68130

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 6/30/13

Item 1.  Reports to Stockholders.

Semi-Annual Report

June 30, 2013

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

Each a series of the Northern Lights Variable Trust

Distributed by Northern Lights Distributors, LLC

Member FINRA

A Message from the TOPS® Portfolio Management Team

Mid-Year 2013 Shareholder Letter

The classic novel by Charles Dickens A Tale of Two Cities was written in 1859 and has since provided a theme for many writers, including the TOPS® portfolio management team. The opening paragraph reads: “It was the best of times, it was the worst of times, it was the age of wisdom, it was the age of foolishness, it was the epoch of belief, it was the epoch of incredulity, it was the season of Light, it was the season of Darkness, it was the spring of hope, it was the winter of despair, we had everything before us, we had nothing before us, we were all going direct to Heaven, we were all going direct the other way – in short, the period was so far like the present period, that some of its noisiest authorities insisted on its being received, for good or for evil, in the superlative degree of comparison only.”

The overwhelmingly good news is that major U.S. stock indexes recorded double-digit returns for the first half of 2013. The S&P 500, which consists of large companies, was up almost 14%, while midsize and smaller stocks surged over 14%. The S&P 500 racked up its strongest first half in 15 years as the bull market that began in the depths of the Great Recession is now over four years old. While it was among the “best of times” for US stocks, it was “not so good times” for developed international stocks, as the EAFE return was over 4%. Likewise, after over 30 years of positive return trends (falling yields), virtually every fixed income index tracked by the TOPS® team had “not so good times” returns that were slightly negative.   In the “worst of times” category, emerging markets lost over 9% and trailed US stocks by a margin of over 20 percentage points.  To complete the “worst” picture, after decade-long bull markets for commodities and precious metals, both suffered sharp reversals so far this year.

The gains in US equities seem to be anticipating accelerating economic (GDP) and earnings (EPS) growth, but first half of 2013 GDP muddled along at a sub-2% pace, and earnings were basically flat year-over-year for that period. Dividend growth has been a positive fundamental for stocks, but the dividend yield remains low. One psychological boost for stocks was increased clarity from Washington DC. It wasn’t all good news, but a few important issues such as agreement on tax rates for ordinary income, capital gains and dividends was helpful to investors. On the negative side, Sequestration and the 2% payroll tax increase took effect.

Of course, many observers attribute this year’s stock market gains to the Federal Reserve’s (the “Fed”) ZIRP and QE programs. These two programs have been very successful at suppressing interest rates and bond yields across the yield curve. ZIRP (Zero Interest Rate Policy) a policy showing that the Fed Funds rate anchors the short end of the curve at 0%. QE is shorthand for Quantitative Easing which is the Fed’s bond buying program. The current round is the Fed’s 3rd QE program since 2009 and it is also the largest at $85 billion per month of US Treasury and mortgage-backed-security (MBS) purchases. Unlike the first QE programs, the current version was undertaken without a set end date, thus it had been labeled by some as QE-Infinity.

A significant event occurred in late May, when Fed Chairman Ben Bernanke brought up the notion of “tapering”. Not coincidentally, that was the high-water mark for global equities and prices were quite volatile through the end of the quarter. His comments have also been credited with a massive selloff in the fixed income markets. Tapering refers to reducing the amount of QE bond purchases if the economy continues to improve.  If the Fed reduces its MBS purchases, mortgage rates will increase which might impact the housing market and housing has been one of the strongest sectors of the economy.  Ergo, higher rates could cause the economy to slow further. This scenario has caused many short term speculators to trim their financial asset exposure. The sudden reversal of cash inflows into outflows, for both equity and bond funds, has been an example of the trimming.

While TOPS® applauds the Fed’s attempts at transparency through open communications, many economists have questioned whether Dr. Bernanke was a bit premature in his discussion of tapering and the eventual end of ZIRP. It appears that the Fed is watching for signs of economic acceleration (lower unemployment and higher inflation) to end their programs and neither is apparent at this time. His message understandably made market participants nervous that the slow-growth economy would become no-growth.

With speculators exiting/re-entering/re-exiting the markets and questions arising about the Fed and the strength of the economy, the TOPS® Portfolio Management Team has been hard at work.  Returning to Mr. Dickens’ opening paragraph, different strategists might label this time as either the “spring of hope” or the “winter of despair”. However, TOPS® does not attempt to forecast the short term direction of stocks or bonds based on opinions about future Fed actions. In the strategic process employed by TOPS®, an attempt is made to understand the relative attractiveness of different asset classes based on valuations and growth potentials.  Further, the TOPS® team works to understand the correlation of price movements so that TOPS® can pursue lower volatility (risk) in the portfolios. The process seeks to deliver strategic allocations and well diversified portfolios designed to potentially perform in all of Dickens’ scenarios.

Much of the focus in the TOPS® Portfolios this year has been on the fact that bond yields are at historic lows. They are very close to zero and real rates (adjusted for inflation) have been negative and at historic lows for the longer maturities for much of that time frame. The TOPS® portfolios were adjusted in the 2nd quarter to eliminate exposure to TIP (Treasury Inflation Managed Risk bonds), which has a duration of 8 and the proceeds were reinvested into ticker symbols TDTT and STPZ.  TDTT and STPZ hold Treasury Inflation Managed Risk Securities as well, however, they have a much lower average maturity (duration of 3).  As a reminder, a shorter duration typically reduces the losses in a period of rising interest rates.  The trade in TIPS follows similar trades over the last 18 months, which benefited TOPS® investors as rates spiked in June.

Significant changes have not been made to the target allocations of equity ETFs in the TOPS® Portfolios this year, as our expectations for relative growth rates and volatility have not shifted. What has changed is our valuation of international equities, particularly emerging markets which we believe have become more attractive than in the past. Watching emerging markets decline, while US stocks rise, does create the temptation to shift allocations from “the worst” to “the best” opportunistically. However, the disciplined process of TOPS® already includes periodic rebalancing to the well-thought-out strategic targets of each TOPS® Portfolio.

The TOPS® strategy is based on years of experience, historic correlations and the fundamental drivers of disciplined institutional quality portfolio management.  As US stocks have had a nearly unprecedented start to the year, TOPS® and many other top managers are in a short term “worst of times” situation in equities. It is mathematically impossible for a diversified portfolio to outperform its best performing component.  On the other hand, the increasingly defensive fixed income strategy employed by TOPS® may be entering the “best of times” if compared to the  Barclays 20+ Year US Treasury Bonds which returned -8.5% year to date. Likewise, the natural resources strategy TOPS® employs of focusing on GNR (global natural resources) and CUT (timber) did not look strong relative to US stocks, but outperformed the broad commodities index, not to mention gold.

The job of successfully navigating the TOPS® portfolios through a daily web of variables requires constant attention, and the TOPS® team continues to focus on its goal of maximizing risk adjusted returns. The team regularly reviews the process, but rarely finds sufficient cause to tweak the core principles. The TOPS® program distinctly leverages our position as one of the country’s top ETF portfolio management programs to provide a solution potentially appropriate for the “season of hope” and “the winter of despair.”

Summary of Milliman Managed Risk Strategy™

With relatively low volatility levels in most major markets, the Milliman Managed Risk Strategy™ (MMRS) provided very low impact of overall results through the first 5 months of 2013.  With the exception of a several day spike in mid-April, the volatility management component of the MMRS recommended minimal hedge positions.  This stance helped the Managed Risk ETF Portfolios to keep pace with the overall markets.

As June 2013 arrived, volatility was markedly up across the board; emerging market volatility increased the most, followed by international developed and domestic equity. Also, fixed income volatility exhibited the largest increases since portfolio inception. Most of the increases in volatility appear to be the result of a very choppy June for equities and interest rates.  The sharp increases in volatility led to increase hedging activity in the TOPS® Managed Risk ETF Portfolios, as roughly a third of the equity exposure was hedged to end the second quarter.  Overall, the MMRS helped to significantly reduce overall risk of the portfolios, with a relatively low impact on total return for the first 6 months of 2013.

1842-NLD-8/1/2013

TOPS® Managed Risk Balanced ETF Portfolio
Portfolio Review
June 30, 2013 (Unaudited)

The Portfolio's performance figures* for the period ended June 30, 2013, as compared to its benchmark:

	Six	Annualized Since	Annualized Since
	Months	Inception (6/9/11)	Inception (5/1/12)
Managed Risk Balanced ETF Portfolio
Class 1	1.12%	4.19%	N/A
Class 2	1.03%	3.95%	N/A
Class 3	0.83%	N/A	4.11%
Class 4	0.75%	N/A	2.88%
S&P 500 Total Return Index	13.82%	13.78%	14.73%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Portfolio's returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class			% of Net Assets
Equity Funds			44.8%
Debt Funds			43.2%
Other/Cash & Cash Equivalents			12.0%
			100.0%

TOPS® Managed Risk Growth ETF Portfolio
Portfolio Review
June 30, 2013 (Unaudited)

The Portfolio's performance figures* for the period ended June 30, 2013, as compared to its benchmark:

	Six	Annualized Since	Annualized Since
	Months	Inception (4/26/11)	Inception (5/1/12)
Managed Risk Growth ETF Portfolio
Class 1	4.11%	2.92%	N/A
Class 2	4.02%	2.74%	N/A
Class 3	4.43%	N/A	5.59%
Class 4	3.89%	N/A	6.27%
S&P 500 Total Return Index	13.82%	10.86%	14.73%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Portfolio's returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class	% of Net Assets
Equity Funds	76.2%
Debt Funds	11.7%
Other/Cash & Cash Equivalents	12.1%
100.0%

TOPS® Managed Risk Moderate Growth ETF Portfolio
Portfolio Review
June 30, 2013 (Unaudited)

The Portfolio's performance figures* for the period ended June 30, 2013, as compared to its benchmark:

	Six	Annualized Since	Annualized Since
	Months	Inception (6/9/11)	Inception (5/1/12)
Managed Risk Moderate Growth ETF Portfolio
Class 1	2.53%	4.57%	N/A
Class 2	2.34%	4.42%	N/A
Class 3	2.62%	N/A	4.61%
Class 4	2.15%	N/A	4.53%
S&P 500 Total Return Index	13.82%	13.78%	14.73%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Portfolio's returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class			% of Net Assets
Equity Funds			58.3%
Debt Funds			29.7%
Other/Cash & Cash Equivalents			12.0%
100.0%

TOPS® Managed Risk Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2013 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 88.0%
	DEBT FUNDS - 43.2%
1,539,549	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 38,227,002
245,992	iShares 3-7 Year Treasury Bond ETF	29,701,074
232,890	iShares iBoxx High Yield Corporate Bond ETF	21,160,385
261,457	iShares iBoxx Investment Grade Corporate Bond ETF	29,714,588
645,292	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	34,006,888
343,439	PowerShares Senior Loan Portfolio	8,500,115
554,372	SPDR Barclays Short Term Corporate Bond ETF	16,963,783
295,375	SPDR DB International Government Inflation-Protected Bond ETF	17,004,739
176,837	WisdomTree Emerging Markets Local Debt Fund	8,495,250
		203,773,824
	EQUITY FUNDS - 44.8%
195,193	Guggenheim Timber ETF	4,235,688
219,034	iShares Core S&P Mid-Cap ETF	25,298,427
187,010	iShares Core S&P Small-Cap ETF	16,885,133
64,731	iShares MSCI Brazil Capped ETF	2,839,102
351,643	iShares S&P 500 Growth ETF	29,541,528
500,865	iShares S&P 500 Value ETF	37,950,541
318,573	SPDR Dow Jones International Real Estate ETF	12,711,063
166,693	SPDR Dow Jones REIT ETF	12,660,333
43,855	SPDR S&P China ETF	2,811,105
94,568	SPDR S&P Global Natural Resources ETF	4,254,614
37,633	Vanguard Energy ETF	4,230,702
95,162	Vanguard FTSE All-World ex-US Small-Cap ETF	8,491,305
764,539	Vanguard FTSE All-World ex-US ETF	33,807,914
219,129	Vanguard FTSE Emerging Markets ETF	8,497,823
48,673	Vanguard Materials ETF	4,211,675
173,617	WisdomTree India Earnings Fund	2,805,651
		211,232,604
	TOTAL EXCHANGE TRADED FUNDS (Cost - $407,271,518)	415,006,428

	SHORT-TERM INVESTMENTS - 12.0%
	MONEY MARKET FUNDS - 12.0%
13,750,000	BlackRock Liquidity Funds TempFund Portfolio to yield 0.04% (a)	13,750,000
13,750,000	Federated Prime Cash Obligations Fund to yield 0.05% (a)	13,750,000
29,329,125	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.09% (a)	29,329,125
	TOTAL SHORT - TERM INVESTMENTS (Cost - $56,829,125)	56,829,125

	TOTAL INVESTMENTS - 100.0% (Cost - $464,100,643) (b)	$ 471,835,553
	OTHER ASSETS AND LIABILITIES - NET - 0.0%	(2,418)
	TOTAL NET ASSETS - 100.0%	$ 471,833,135

See accompanying notes to financial statements.
TOPS® Managed Risk Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2013 (Unaudited)

(a) Variable rate security, the money market rate shown represents the rate at June 30, 2013.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $464,423,173 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 14,988,120
	Unrealized depreciation:	(7,575,740)
	Net unrealized appreciation:	$ 7,412,380

		Unrealized
Contracts		Depreciation
	OPEN SHORT FUTURES CONTRACTS
(155)	MSCI EAFE Index Mini September 2013
	(Underlying Face Amount at Value $12,707,675)	$ (139,215)
(157)	MSCI Emerging Market Index Mini September 2013
	(Underlying Face Amount at Value $7,329,545)	(404,490)
(112)	Russell 2000 Index Mini September 2013
	(Underlying Face Amount at Value $10,916,640)	(209,870)
(174)	S&P 500 Index E-Mini September 2013
	(Underlying Face Amount at Value $13,913,910)	(150,473)
(97)	S&P Midcap 400 Index E-Mini September 2013
	(Underlying Face Amount at Value $11,231,630)	(230,950)

	NET UNREALIZED DEPRECIATION OF OPEN SHORT FURTURES CONTRACTS	$ (1,134,998)

See accompanying notes to financial statements.

TOPS® Managed Risk Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2013 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 87.9%
	DEBT FUNDS - 11.7%
786,344	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 19,524,921
285,109	iShares iBoxx $ High Yield Corporate Bond ETF	25,905,004
370,713	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	19,536,575
406,378	WisdomTree Emerging Markets Local Debt Fund	19,522,399
		84,488,899
	EQUITY FUNDS - 76.2%
597,458	Guggenheim Timber ETF (a)	12,964,839
670,663	iShares Core S&P Mid-Cap ETF	77,461,576
930,681	iShares Core S&P Small-Cap ETF	84,031,187
148,572	iShares MSCI Brazil Capped ETF	6,516,368
999,686	iShares S&P 500 Growth ETF	83,983,621
852,380	iShares S&P 500 Value ETF	64,584,833
488,103	SPDR Dow Jones International Real Estate ETF	19,475,310
170,319	SPDR Dow Jones REIT ETF	12,935,728
100,816	SPDR S&P China ETF	6,462,306
434,480	SPDR S&P Global Natural Resources ETF	19,547,255
57,712	Vanguard Energy ETF	6,487,983
145,508	Vanguard FTSE All-World ex-US Small-Cap ETF	12,983,679
2,492,071	Vanguard FTSE All-World ex-US ETF	110,199,380
503,106	Vanguard FTSE Emerging Markets ETF	19,510,451
74,593	Vanguard Materials ETF	6,454,532
399,297	WisdomTree India Earnings Fund	6,452,639
		550,051,687
	TOTAL EXCHANGE TRADED FUNDS (Cost - $592,968,293)	634,540,586

	SHORT-TERM INVESTMENTS - 11.6%
	MONEY MARKET FUNDS - 11.6%
20,000,000	BlackRock Liquidity Funds TempFund Portfolio to yield 0.04% (b)	20,000,000
20,000,000	Federated Prime Cash Obligations Fund to yield 0.05% (b)	20,000,000
44,139,523	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.09% (b)	44,139,523
	TOTAL SHORT-TERM INVESTMENTS (Cost - $84,139,523)	84,139,523

	TOTAL INVESTMENTS - 99.5% (Cost - $677,107,816) (c)	$ 718,680,109
	OTHER ASSETS AND LIABILITIES - NET - 0.5%	3,533,288
	TOTAL NET ASSETS - 100.0%	$ 722,213,397

(a) Affiliated company - TOPS Managed Risk Growth ETF holds in excess of 5% of outstanding voting securities of this exchange traded fund.
(b) Variable rate security, the money market rate shown represents the rate at June 30, 2013.
(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $677,318,454 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 49,536,711
	Unrealized depreciation:	(8,175,056)
	Net unrealized appreciation:	$ 41,361,655
See accompanying notes to financial statements.
TOPS® Managed Risk Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2013 (Unaudited)

		Unrealized
Contracts		Depreciation
	OPEN SHORT FUTURES CONTRACTS
(396)	MSCI EAFE Index Mini September 2013
	(Underlying Face Amount at Value $32,466,060)	$ (243,685)
(423)	MSCI Emerging Market Index Mini September 2013
	(Underlying Face Amount at Value $19,747,755)	(938,395)
(342)	Russell 2000 Index Mini September 2013
	(Underlying Face Amount at Value $33,334,740)	(473,400)
(397)	S&P 500 Index E-Mini September 2013
	(Underlying Face Amount at Value $31,746,105)	(151,980)
(258)	S&P Midcap 400 Index E-Mini September 2013
	(Underlying Face Amount at Value $29,873,820)	(484,680)

	NET UNREALIZED DEPRECIATION OF OPEN SHORT FUTURES CONTRACTS	$ (2,292,140)

See accompanying notes to financial statements.

TOPS® Managed Risk Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2013 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 88.0%
	DEBT FUNDS - 29.7%
1,551,119	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 38,514,285
352,042	iShares iBoxx High Yield Corporate Bond ETF	31,986,536
395,429	iShares iBoxx Investment Grade Corporate Bond ETF	44,940,506
609,122	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	32,100,729
519,030	PowerShares Senior Loan Portfolio	12,845,992
628,355	SPDR Barclays Short Term Corporate Bond ETF	19,227,663
334,795	SPDR DB International Government Inflation-Protected Bond ETF	19,274,148
267,417	WisdomTree Emerging Markets Local Debt Fund	12,846,713
		211,736,572
	EQUITY FUNDS - 58.3%
589,980	Guggenheim Timber ETF (a)	12,802,566
551,891	iShares Core S&P Mid-Cap ETF	63,743,410
565,447	iShares Core S&P Small-Cap ETF	51,054,210
97,830	iShares MSCI Brazil Capped ETF	4,290,824
759,535	iShares S&P 500 Growth ETF	63,808,535
673,192	iShares S&P 500 Value ETF	51,007,758
481,631	SPDR Dow Jones International Real Estate ETF	19,217,077
168,033	SPDR Dow Jones REIT ETF	12,762,106
66,349	SPDR S&P China ETF	4,252,971
286,028	SPDR S&P Global Natural Resources ETF	12,868,400
56,952	Vanguard Energy ETF	6,402,544
143,751	Vanguard FTSE All-World ex-US Small-Cap ETF	12,826,902
1,735,524	Vanguard FTSE All-World ex-US ETF	76,744,871
331,249	Vanguard FTSE Emerging Markets ETF	12,845,836
73,676	Vanguard Materials ETF	6,375,184
262,705	WisdomTree India Earnings Fund	4,245,313
		415,248,507
	TOTAL EXCHANGE TRADED FUNDS (Cost - $605,150,782)	626,985,079

	SHORT-TERM INVESTMENTS - 11.9%
	MONEY MARKET FUNDS - 11.9%
20,000,000	BlackRock Liquidity Funds TempFund Portfolio to yield 0.04% (b)	20,000,000
20,000,000	Federated Prime Cash Obligations Fund to yield 0.05% (b)	20,000,000
44,800,831	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.09% (b)	44,800,831
	TOTAL SHORT-TERM INVESTMENTS (Cost - $84,800,831)	84,800,831

	TOTAL INVESTMENTS - 99.9% (Cost - $689,951,613) (c)	$ 711,785,910
	OTHER ASSETS LESS LIABILITIES - NET - (0.1)%	311,993
	TOTAL NET ASSETS - 100.0%	$ 712,097,903

See accompanying notes to financial statements.
TOPS® Managed Risk Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2013 (Unaudited)

(a) Affiliated company - TOPS Managed Risk Moderate Growth ETF holds in excess of 5% of outstanding voting securities of this exchange-traded fund.
(b) Variable rate security, the money market rate shown represents the rate at June 30, 2013.
(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $690,183,931 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 31,506,565
	Unrealized depreciation:	(9,904,586)
	Net unrealized appreciation:	$ 21,601,979

		Unrealized
Contracts		Depreciation
	OPEN SHORT FUTURES CONTRACTS
(208)	MSCI EAFE Index Mini September 2013
	(Underlying Face Amount at Value $17,052,880)	$ (207,045)
(191)	MSCI Emerging Market Index Mini September 2013
	(Underlying Face Amount at Value $8,916,835)	(517,940)
(146)	Russell 2000 Index Mini September 2013
	(Underlying Face Amount at Value $14,230,620)	(249,060)
(183)	S&P 500 Index E-Mini September 2013
	(Underlying Face Amount at Value $14,633,595)	(128,020)
(134)	S&P Midcap 400 Index E-Mini September 2013
	(Underlying Face Amount at Value $15,515,860)	(327,350)

	NET UNREALIZED DEPRECIATION OF OPEN SHORT FUTURES CONTRACTS	$ (1,429,415)

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios

Statements of Assets and Liabilities
June 30, 2013 (Unaudited)

	Risk Managed	Risk Managed	Risk Managed
	Balanced	Growth	Moderate Growth
Assets:	ETF Portfolio	ETF Portfolio	ETF Portfolio
Affiliated Investments in securities, at cost	$ -	$ 11,021,370	$ -
Unaffiliated Investments in securities, at cost	464,100,643	666,086,446	689,951,613
Total Investments in securities, at cost	464,100,643	677,107,816	689,951,613

Affiliated Investments in securities, at value	$ -	$ 12,964,839	$ -
Unaffiliated Investments in securities, at value	471,835,553	705,715,270	711,785,910
Total Investments in securities, at value	471,835,553	718,680,109	711,785,910
Deposits with Broker	3,822,210	9,201,092	6,476,634
Receivable for securities sold	2,269,397	3,175,506	3,851,653
Receivable for portfolio shares sold	1,316,666	2,054,424	948,691
Interest and dividends receivable	917,633	2,155,512	1,655,163
Total Assets	480,161,459	735,266,643	724,718,051
Liabilities:
Payable for securities purchased	6,641,551	10,255,580	10,626,561
Due to broker - Variation margin	1,134,998	2,292,140	1,429,415
Payable for portfolio shares redeemed	319,049	153,935	213,631
Accrued investment advisory fees	107,488	164,302	161,966
Accrued distribution (12b-1) fees	89,410	132,522	134,587
Administrative services fee payable	35,828	54,767	53,988
Total Liabilities	8,328,324	13,053,246	12,620,148
Net Assets	$ 471,833,135	$ 722,213,397	$ 712,097,903
Net Assets:
Paid in capital	$ 456,984,708	$ 674,813,955	$ 681,237,829
Undistributed net investment income	6,529,175	12,337,144	10,931,912
Accumulated net realized gain (loss)
on investments and futures contracts	1,719,340	(4,217,855)	(476,720)
Net unrealized appreciation on
investments and futures contracts	6,599,912	39,280,153	20,404,882
Net Assets	$ 471,833,135	$ 722,213,397	$ 712,097,903

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios

Statements of Assets and Liabilities (Continued)
June 30, 2013 (Unaudited)

	Risk Managed	Risk Managed	Risk Managed
	Balanced	Growth	Moderate Growth
	ETF Portfolio	ETF Portfolio	ETF Portfolio

Class 1 Shares:
Net assets	$ 6,496,508	$ 29,397,806	$ 5,751,285
Total shares outstanding at end of year
($0 par value, unlimited shares authorized)	597,823	2,761,715	525,278

Net asset value, offering and redemption
price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 10.87	$ 10.64	$ 10.95

Class 2 Shares:
Net assets	$ 455,473,202	$ 678,345,007	$ 690,844,718
Total shares outstanding at end of year
($0 par value, unlimited shares authorized)	42,094,868	64,017,486	63,267,553

Net asset value, offering and redemption
price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 10.82	$ 10.60	$ 10.92

Class 3 Shares:
Net assets	$ 7,128,069	$ 12,670,143	$ 14,616,087
Total shares outstanding at end of year
($0 par value, unlimited shares authorized)	652,545	1,195,443	1,335,165

Net asset value, offering and redemption
price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 10.92	$ 10.60	$ 10.95

Class 4 Shares:
Net assets	$ 2,735,356	$ 1,800,441	$ 885,813
Total shares outstanding at end of year
($0 par value, unlimited shares authorized)	253,915	168,649	80,955

Net asset value, offering and redemption
price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 10.77	$ 10.68	$ 10.94

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios

Statements of Operations
For the Six Months Ending June 30, 2013

	Managed Risk	Managed Risk	Managed Risk
	Balanced	Growth	Moderate Growth
	ETF Portfolio	ETF Portfolio	ETF Portfolio
Investment Income:
Dividend income - Unaffiliated investments	$ 3,863,181	$ 6,560,475	$ 6,321,467
Interest income	14,942	22,784	22,070
Total Investment Income	3,878,123	6,583,259	6,343,537
Expenses:
Investment advisory fees	628,164	990,288	932,942
Distribution fees (12b-1) - Class 2 Shares	512,513	789,678	765,512
Distribution fees (12b-1) - Class 3 Shares	1,563	2,247	3,559
Distribution fees (12b-1) - Class 4 Shares	5,027	2,601	1,391
Administrative services fees	209,388	330,096	310,981
Total Expenses	1,356,655	2,114,910	2,014,385
Net Investment Income	2,521,468	4,468,349	4,329,152
Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain on:
Affiliated Investments	-	115,951	-
Unaffiliated Investments	1,945,078	5,747,384	4,836,018
Futures contracts	928,173	1,370,121	514,396
Total net realized gain	2,873,251	7,233,456	5,350,414
Net change in unrealized appreciation
(depreciation) on:
Affiliated Investments	-	505,747	-
Unaffiliated Investments	(2,462,232)	13,386,579	1,957,845
Futures contracts	(1,325,683)	(2,950,063)	(1,853,315)
	(3,787,915)	10,942,263	104,530
Net Realized and Unrealized
Gain (Loss) on Investments	(914,664)	18,175,719	5,454,944
Net Increase in Net Assets
Resulting from Operations	$ 1,606,804	$ 22,644,068	$ 9,784,096

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios

Statements of Changes in Net Assets

	Managed Risk Balanced ETF Portfolio
	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$ 2,521,468	$ 4,008,823
Net realized gain (loss) on investments
and futures contracts	2,873,251	(1,191,839)
Distributions of realized gains
by underlying investment companies	-	15,282
Net change in unrealized
appreciation (depreciation) on
investments and futures contracts	(3,787,915)	10,733,389
Net increase in net assets
resulting from operations	1,606,804	13,565,655
From Distributions to Shareholders:
From Net Investment Income:
Class 1	-	(4,662)
Class 2	-	(231,492)
Total distributions to shareholders	-	(236,154)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	1,274,413	6,535,934
Class 2	143,556,718	342,444,499
Class 3	7,657,989	16
Class 4	2,655,032	283,716
Reinvestment of distributions
Class 1	-	4,662
Class 2	-	231,492
Cost of shares redeemed
Class 1	(135,777)	(2,150,652)
Class 2	(36,058,438)	(33,093,149)
Class 3	(368,935)	(1)
Class 4	(158,661)	(106)
Net increase in net assets from share
transactions of beneficial interest	118,422,341	314,256,411
Total increase in net assets	120,029,145	327,585,912
Net Assets:
Beginning of period	351,803,990	24,218,078
End of period	$ 471,833,135	$ 351,803,990
Undistributed net investment income
at end of period	$ 6,529,175	$ 4,007,707

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Managed Risk Balanced ETF Portfolio
	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
SHARE ACTIVITY
Class 1
Shares Sold	115,677	632,332
Shares Reinvested	-	442
Shares Redeemed	(12,324)	(207,567)
Net increase in shares of beneficial
interest outstanding	103,353	425,207

Class 2
Shares Sold	13,054,200	33,126,369
Shares Reinvested	-	21,984
Shares Redeemed	(3,274,886)	(3,213,112)
Net increase in shares of beneficial
interest outstanding	9,779,314	29,935,241

Class 3
Shares Sold	686,025	1
Shares Redeemed	(33,481)	-
Net increase in shares of beneficial
interest outstanding	652,544	1

Class 4
Shares Sold	241,857	26,583
Shares Redeemed	(14,515)	(10)
Net increase in shares of beneficial
interest outstanding	227,342	26,573

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Managed Risk Growth ETF Portfolio
	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$ 4,468,349	$ 7,872,160
Net realized gain (loss) on investments
and futures contracts	7,233,456	(11,094,782)
Distributions of realized gains
by underlying investment companies	-	16,589
Net change in unrealized
appreciation (depreciation) on
investments and futures contracts	10,942,263	28,406,033
Net increase in net assets
resulting from operations	22,644,068	25,200,000
From Distributions to Shareholders:
From Net Investment Income:
Class 1	-	(14,515)
Class 2	-	(302,617)
Total distributions to shareholders	-	(317,132)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	5,269,028	13,860,983
Class 2	124,117,967	574,733,951
Class 3	13,263,108	16
Class 4	1,661,834	151,859
Reinvestment of distributions
Class 1	-	14,515
Class 2	-	302,617
Cost of shares redeemed
Class 1	(951,865)	(346,878)
Class 2	(41,237,767)	(50,433,027)
Class 3	(348,245)	(1)
Class 4	(7,252)	(51)
Net increase in net assets from share
transactions of beneficial interest	101,766,808	538,283,984
Total increase in net assets	124,410,876	563,166,852
Net Assets:
Beginning of period	597,802,521	34,635,669
End of period	$ 722,213,397	$ 597,802,521
Undistributed net investment income
at end of period	$ 12,337,144	$ 7,868,795

See accompanying notes to financial statements.

TOPS® Protected ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Managed Risk Growth ETF Portfolio
	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
SHARE ACTIVITY
Class 1
Shares Sold	490,270	1,413,393
Shares Reinvested	-	1,446
Shares Redeemed	(87,837)	(35,453)
Net increase in shares of beneficial
interest outstanding	402,433	1,379,386

Class 2
Shares Sold	11,570,477	58,726,222
Shares Reinvested	-	30,231
Shares Redeemed	(3,832,819)	(5,171,383)
Net increase in shares of beneficial
interest outstanding	7,737,658	53,585,070

Class 3
Shares Sold	1,227,003	2
Shares Redeemed	(31,562)	-
Net increase in shares of beneficial
interest outstanding	1,195,441	2

Class 4
Shares Sold	154,589	14,734
Shares Redeemed	(669)	(5)
Net increase in shares of beneficial
interest outstanding	153,920	14,729

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Managed Risk Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$ 4,329,152	$ 6,604,038
Net realized gain (loss) on investments
and futures contracts	5,350,414	(5,356,615)
Distributions of realized gains
by underlying investment companies	-	19,904
Net change in unrealized
appreciation (depreciation) on
investments and futures contracts	104,530	20,318,677
Net increase in net assets
resulting from operations	9,784,096	21,586,004
From Distributions to Shareholders:
From Net Investment Income:
Class 1	-	(6,336)
Class 2	-	(405,302)
Total distributions to shareholders	-	(411,638)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	1,172,889	6,291,568
Class 2	210,886,731	508,309,724
Class 3	15,348,719	16
Class 4	828,279	77,202
Reinvestment of distributions
Class 1	-	6,336
Class 2	-	405,302
Cost of shares redeemed
Class 1	(1,684,601)	(488,401)
Class 2	(44,573,208)	(54,512,215)
Class 3	(374,337)	(1)
Class 4	(4,216)	(36)
Net increase in net assets from share
transactions of beneficial interest	181,600,256	460,089,495
Total increase in net assets	191,384,352	481,263,861
Net Assets:
Beginning of period	520,713,551	39,449,690
End of period	$ 712,097,903	$ 520,713,551
Undistributed net investment income
at end of period	$ 10,931,912	$ 6,602,760

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Managed Risk Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
SHARE ACTIVITY
Class 1
Shares Sold	106,786	612,297
Shares Reinvested	-	604
Shares Redeemed	(149,499)	(46,964)
Net increase (decrease) in shares of beneficial
interest outstanding	(42,713)	565,937

Class 2
Shares Sold	19,028,734	49,502,313
Shares Reinvested	-	38,674
Shares Redeemed	(3,998,117)	(5,314,354)
Net increase in shares of beneficial
interest outstanding	15,030,617	44,226,633

Class 3
Shares Sold	1,368,450	1
Shares Redeemed	(33,286)	-
Net increase in shares of beneficial
interest outstanding	1,335,164	1

Class 4
Shares Sold	74,141	7,200
Shares Redeemed	(382)	(4)
Net increase in shares of beneficial
interest outstanding	73,759	7,196

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios

Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2013		Year Ending	Period Ending
	(Unaudited)		December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$ 10.75		$ 9.90	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.08		0.23	0.25
Net realized and unrealized gain (loss)
on investments and futures contracts	0.04	(d)	0.63	(0.35)
Total income (loss) from
investment operations	0.12		0.86	(0.10)

Less distributions from:
Net investment income	-		(0.01)	-

Net asset value, end of period	$ 10.87		$ 10.75	$ 9.90

Total return (e)	1.12%		8.69%	(1.00)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 6,497		$ 5,314	$ 685
Ratio of expenses to
average net assets (f)	0.40%	(g)	0.40%	0.40%	(g)
Ratio of net investment income to
average net assets (c) (f)	1.41%	(g)	2.24%	4.47%	(g)
Portfolio turnover rate	16%	(h)	25%	10%	(h)

(a)	The Protected Balanced ETF Portfolio Class 1 commenced operations on June 9, 2011.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d)

The amount of net gain (loss) from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Portfolio shares during the period.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(f)	Does not include the expenses of the investment companies in which the Portfolio invests.
(g) Annualized.
(h) Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios

Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2013		Year Ending	Period Ending
	(Unaudited)		December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$ 10.71		$ 9.89	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.06		0.26	0.19
Net realized and unrealized gain (loss)
on investments and futures contracts	0.05	(d)	0.57	(0.30)
Total income (loss) from
investment operations	0.11		0.83	(0.11)

Less distributions from:
Net investment income	-		(0.01)	-

Net asset value, end of period	$ 10.82		$ 10.71	$ 9.89

Total return (e)	1.03%		8.39%	(1.10)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 455,473		$ 346,206	$ 23,533
Ratio of expenses to
average net assets (f)	0.65%	(g)	0.65%	0.65%	(g)
Ratio of net investment income to
average net assets (c) (f)	1.19%	(g)	2.49%	3.46%	(g)
Portfolio turnover rate	16%	(h)	25%	10%	(h)

(a)	The Protected Balanced ETF Portfolio Class 2 commenced operations on June 9, 2011.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d)

The amount of net gain (loss) from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Portfolio shares during the period.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(f)	Does not include the expenses of the investment companies in which the Portfolio invests.
(g) Annualized.
(h) Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios

Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 3 Shares
	Six Months Ended
	June 30, 2013	Period Ending
	(Unaudited)	December 31, 2012(a)

Net asset value, beginning of period	$ 10.83	$ 10.42

Income (loss) from investment operations:
Net investment income (b) (c)	0.25	0.19
Net realized and unrealized gain (loss)
on investments and futures contracts	(0.16)	0.22
Total income from
investment operations	0.09	0.41

Net asset value, end of period	$ 10.92	$ 10.83

Total return (d)	0.83%	3.93%

Ratios and Supplemental Data:
Net assets, end of period	$ 7,128,069	$ 16
Ratio of expenses to
average net assets (e) (f)	0.75%	0.75%
Ratio of net investment income to
average net assets (c) (e) (f)	4.53%	2.72%
Portfolio turnover rate (g)	16%	25%

(a)	The Protected Balanced ETF Portfolio Class 3 commenced operations on May 1, 2012.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e)	Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios

Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 4 Shares
	Six Months Ended
	June 30, 2013	Period Ending
	(Unaudited)	December 31, 2012(a)

Net asset value, beginning of period	$ 10.69	$ 10.42

Income (loss) from investment operations:
Net investment income (b) (c)	0.07	0.76
Net realized and unrealized gain (loss)
on investments and futures contracts	0.01	(0.49)	(d)
Total income from
investment operations	0.08	0.27

Net asset value, end of period	$ 10.77	$ 10.69

Total return (e)	0.75%	2.59%

Ratios and Supplemental Data:
Net assets, end of period	$ 2,735,356	$ 284,108
Ratio of expenses to
average net assets (f) (g)	1.00%	1.00%
Ratio of net investment income to
average net assets (c) (f) (g)	1.32%	10.49%
Portfolio turnover rate (h)	16%	25%

(a)	The Protected Balanced ETF Portfolio Class 4 commenced operations on May 1, 2012.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d)

The amount of net gain (loss) from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Portfolio shares during the period.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(f)	Does not include the expenses of the investment companies in which the Portfolio invests.
(g) Annualized.
(h) Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios

Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2013		Year Ending	Period Ending
	(Unaudited)		December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$ 10.22		$ 9.43	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.09		0.21	0.36
Net realized and unrealized gain (loss)
on investments and futures contracts	0.33		0.59	(0.93)
Total income (loss) from
investment operations	0.42		0.80	(0.57)

Less distributions from:
Net investment income	-		(0.01)	-

Net asset value, end of period	$ 10.64		$ 10.22	$ 9.43

Total return (d)	4.11%		8.45%	(5.70)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 29,398		$ 24,123	$ 9,242
Ratio of expenses to
average net assets (e)	0.40%	(f)	0.40%	0.40%	(f)
Ratio of net investment income to
average net assets (c) (e)	1.61%	(f)	2.12%	5.59%	(f)
Portfolio turnover rate	9%	(g)	8%	28%	(g)

(a)	The Protected Growth ETF Portfolio Class 1 commenced operations on April 26, 2011.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e)	Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios

Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2013		Year Ending	Period Ending
	(Unaudited)		December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$ 10.19		$ 9.42	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.07		0.24	0.34
Net realized and unrealized gain (loss)
on investments and futures contracts	0.34		0.54	(0.92)
Total income (loss) from
investment operations	0.41		0.78	(0.58)

Less distributions from:
Net investment income	-		(0.01)	-

Net asset value, end of period	$ 10.60		$ 10.19	$ 9.42

Total return (d)	4.02%		8.24	(5.80)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 678,345		$ 573,528	$ 25,393
Ratio of expenses to
average net assets (e)	0.65%	(f)	0.65%	0.65%	(f)
Ratio of net investment income to
average net assets (c) (e)	1.33%	(f)	2.43%	5.18%	(f)
Portfolio turnover rate	9%	(g)	8%	28%	(g)

(a)	The Protected Growth ETF Portfolio Class 2 commenced operations on April 26, 2011.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e)	Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios

Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 3 Shares
	Six Months Ended
	June 30, 2013	Period Ending
	(Unaudited)	December 31, 2012(a)

Net asset value, beginning of period	$ 10.15	$ 9.95

Income (loss) from investment operations:
Net investment income (b) (c)	0.43	0.17
Net realized and unrealized gain
on investments and futures contracts	0.02	0.03
Total income from
investment operations	0.45	0.20

Net asset value, end of period	$ 10.60	$ 10.15

Total return (d)	4.43%	2.01%

Ratios and Supplemental Data:
Net assets, end of period	$ 12,670,143	$ 15
Ratio of expenses to
average net assets (e) (f)	0.75%	0.75%
Ratio of net investment income to
average net assets (c) (e) (f)	8.17%	2.67%
Portfolio turnover rate (g)	9%	8%

(a)	The Protected Growth ETF Portfolio Class 3 commenced operations on May 1, 2012.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e)	Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios

Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 4 Shares
	Six Months Ended
	June 30, 2013	Period Ending
	(Unaudited)	December 31, 2012(a)

Net asset value, beginning of period	$ 10.28	$ 9.95

Income (loss) from investment operations:
Net investment income (b) (c)	0.09	0.47
Net realized and unrealized gain (loss)
on investments and futures contracts	0.31	(0.14)	(d)
Total income from
investment operations	0.40	0.33

Net asset value, end of period	$ 10.68	$ 10.28

Total return (e)	3.89%	3.32%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 1,800	$ 151
Ratio of expenses to
average net assets (f)(g)	1.00%	1.00%
Ratio of net investment income to
average net assets (c)(f)(g)	1.76%	6.97%
Portfolio turnover rate (h)	9%	8%

(a)	The Protected Growth ETF Portfolio Class 4 commenced operations on May 1, 2012.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d)

The amount of net gain (loss) from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Portfolio shares during the period.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(f)	Does not include the expenses of the investment companies in which the Portfolio invests.
(g) Annualized.
(h) Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios

Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2013		Year Ending	Period Ending
	(Unaudited)		December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$ 10.68		$ 9.82	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.08		0.25	0.14
Net realized and unrealized gain (loss)
on investments and futures contracts	0.19		0.62	(0.32)
Total income (loss) from
investment operations	0.27		0.87	(0.18)

Less distributions from:
Net investment income	-		(0.01)	-

Net asset value, end of period	$ 10.95		$ 10.68	$ 9.82

Total return (d)	2.53%		8.88%	(1.80)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 5,751		$ 6,068	$ 20
Ratio of expenses to
average net assets (e)	0.40%	(f)	0.40%	0.40%	(f)
Ratio of net investment income to
average net assets (c) (e)	1.39%	(f)	2.46%	2.39%	(f)
Portfolio turnover rate	12%	(g)	12%	7%	(g)

(a)	The Protected Moderate Growth ETF Portfolio Class 1 commenced operations on June 9, 2011.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e)	Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios

Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2013		Year Ending	Period Ending
	(Unaudited)		December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$ 10.67		$ 9.83	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.08		0.27	0.21
Net realized and unrealized gain (loss)
on investments and futures contracts	0.17		0.58	(0.38)
Total income (loss) from
investment operations	0.25		0.85	(0.17)

Less distributions from:
Net investment income	-		(0.01)	-

Net asset value, end of period	$ 10.92		$ 10.67	$ 9.83

Total return (d)	2.34%		8.66%	(1.70)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 690,845		$ 514,568	$ 39,430
Ratio of expenses to
average net assets (e)	0.65%	(f)	0.65%	0.65%	(f)
Ratio of net investment income to
average net assets (c) (e)	1.38%	(f)	2.57%	3.78%	(f)
Portfolio turnover rate	12%	(g)	12%	7%	(g)

(a)	The Protected Moderate Growth ETF Portfolio Class 2 commenced operations on June 9, 2011.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e)	Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios

Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 3 Shares
	Six Months Ended
	June 30, 2013	Period Ending
	(Unaudited)	December 31, 2012(a)

Net asset value, beginning of period	$ 10.67	$ 10.39

Income (loss) from investment operations:
Net investment income (b) (c)	0.26	0.20
Net realized and unrealized gain (loss)
on investments and futures contracts	0.02	0.08
Total income from
investment operations	0.28	0.28

Net asset value, end of period	$ 10.95	$ 10.67

Total return (d)	2.62%	2.69%

Ratios and Supplemental Data:
Net assets, end of period	$ 14,616,087	$ 15
Ratio of expenses to
average net assets (e) (f)	0.75%	0.75%
Ratio of net investment income to
average net assets (c) (e) (f)	4.78%	2.95%
Portfolio turnover rate (g)	12%	12%

(a)	The Protected Moderate Growth ETF Portfolio Class 3 commenced operations on May 1, 2012.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e)	Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios

Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 4 Shares
	Six Months Ended
	June 30, 2013	Period Ending
	(Unaudited)	December 31, 2012(a)

Net asset value, beginning of period	$ 10.70	$ 10.39

Income (loss) from investment operations:
Net investment income (b) (c)	0.09	0.58
Net realized and unrealized gain (loss)
on investments and futures contracts	0.15	(0.27)	(d)
Total income from
investment operations	0.24	0.31

Net asset value, end of period	$ 10.94	$ 10.70

Total return (e)	2.15%	2.98%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 886	$ 77
Ratio of expenses to
average net assets (f)(g)	1.00%	1.00%
Ratio of net investment income to
average net assets (c)(f)(g)	1.71%	8.19%
Portfolio turnover rate (h)	12%	12%

(a)	The Protected Moderate Growth ETF Portfolio Class 4 commenced operations on May 1, 2012.
(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d)

The amount of net gain (loss) from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Portfolio shares during the period.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(f)	Does not include the expenses of the investment companies in which the Portfolio invests.
(g) Annualized.
(h) Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios

NOTES TO FINANCIAL STATEMENTS

June 30, 2013 (Unaudited)

1.

ORGANIZATION

The TOPSTM Managed Risk ETF Portfolios (each a “Portfolio”, collectively the “Portfolios”) is comprised of three different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses. The investment objective of each Portfolio is as follows:

Portfolio	Primary Objective
Managed Risk Balanced ETF Portfolio	Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Managed Risk Growth ETF Portfolio	Capital appreciation with less volatility than the equity markets as a whole.

Managed Risk Moderate Growth Portfolio	Capital appreciation with less volatility than the equity markets as a whole.

The Portfolios currently offer four classes of shares: Class 1 Shares, Class 2 Shares, Class 3 Shares and Class 4 Shares.  Each class of shares of the Portfolios has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Portfolios’ share classes differ in the fees and expenses charged to shareholders. The Portfolios’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.  Financial futures, which are traded on an exchange, are valued at the settlement price determined by the exchange.

In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

TOPS® Managed Risk ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

A Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or Sub-Advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or Sub-Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or Sub-Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or Sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor or Sub-Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor or Sub-Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

TOPS® Managed Risk ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2013 for each Portfolio’s investments measured at fair value:

TOPS Managed Risk Balanced ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 203,773,824	$ -	$ -	$ 203,773,824
Equity Funds	$ 211,232,604	$ -	$ -	$ 211,232,604
Short-Term Investments	$ 56,829,125	$ -	$ -	$ 56,829,125
Total	$ 471,835,553	$ -	$ -	$ 471,835,553
Liabilities
Short Futures Contracts *	$ 1,134,998	$ -	$ -	$ 1,134,998

TOPS Managed Risk Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 84,488,899	$ -	$ -	$ 84,488,899
Equity Funds	$ 550,051,687	$ -	$ -	$ 550,051,687
Short-Term Investments	$ 84,139,523	$ -	$ -	$ 84,139,523
Total	$ 718,680,109	$ -	$ -	$ 718,680,109
Liabilities
Short Futures Contracts *	$ 2,292,140	$ -	$ -	$ 2,292,140

TOPS Managed Risk Moderate Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 211,736,572	$ -	$ -	$ 211,736,572
Equity Funds	$ 415,248,507	$ -	$ -	$ 415,248,507
Short-Term Investments	$ 84,800,831	$ -	$ -	$ 84,800,831
Total	$ 711,785,910	$ -	$ -	$ 711,785,910
Liabilities
Short Futures Contracts *	$ 1,429,415	$ -	$ -	$ 1,429,415

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 or Level 2 during the current period presented. It is the Portfolios’ policy to record transfers into or out of Level 1 or Level 2 at the end of the period.

*Cumulative appreciation (depreciation) of futures contracts is reported in the above table.

TOPS® Managed Risk ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Federal income tax – It is each Portfolio’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed each Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in each Portfolio’s 2011 tax returns or expected to be taken in each Portfolio’s 2012 tax returns. Each Portfolio identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract.   If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statements of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The derivative instruments outstanding as of June 30, 2013 as disclosed in the Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Portfolios.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

TOPS® Managed Risk ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio.  Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred.  However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended June 30, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
Managed Risk Balanced ETF Portfolio	$ 173,209,201	$ 61,599,933
Managed Risk Growth ETF Portfolio	147,851,423	55,129,628
Managed Risk Moderate Growth ETF Portfolio	238,292,201	68,792,556

4.

INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities.   Companies which are affiliates of the Managed Risk Growth ETF Portfolio at June 30, 2013 are noted in the Portfolio’s Portfolio of Investments.   Transactions during the year with companies which are affiliates are as follows:

TOPS Risk Managed Growth ETF Portfolio
CUSIP	Description	Value- Beginning of Year	Purchases	Sales Proceeds	Realized Gains	Change in Unrealized Appreciation /(Depreciation)	Value-End of Year
18383Q879	Guggenheim Timber ETF	$ 10,688,526	$ 2,381,277	$ 726,662	$ 115,951	$ 505,747	$ 12,964,839

5.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolios are overseen by the Board, which is responsible for the overall management of the Portfolios. ValMark Advisors, Inc. serves as the Portfolios’ Investment Advisor (the “Advisor”). The Advisor has engaged Milliman, Inc. as the Portfolios’ Sub-Advisor (the “Sub-Advisor”). The Portfolios have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services. A Trustee and certain officers of the Trust are also officers of GFS.

Pursuant to an Advisory Agreement with the Trust, the Advisor, on behalf of the Portfolios, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.30% of each Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, the Advisor pays the Sub-Advisor a fee, which is computed and accrued daily and paid monthly.

TOPS® Managed Risk ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

The Trust, with respect to the Portfolios, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (“12b-1 Plan” or “Plan”) for each of Class 2 Shares, Class 3 Shares and Class 4 Shares. The fee is calculated at an annual rate of 0.25%, 0.35% and 0.60% of the average daily net assets attributable to each Portfolio’s Class 2 Shares, Class 3 Shares and Class 4 Shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor.  The Distributor is an affiliate of GFS.

Pursuant to the terms of an administrative servicing agreement with GFS, each Portfolio pays to GFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expense and Custody Fees. The approved entities may be affiliates of GFS. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Portfolios.

Effective April 1, 2013, each Trustee who is not affiliated with the Trust or an investment advisor to any series of the Trust will receive a quarterly fee of $4,875 for his attendance at the regularly scheduled meetings of the Board of Trustees, to be paid in advance of each calendar quarter, as well as reimbursement for any reasonable expenses incurred.  Prior to April 1, 2013 each Trustee who is not affiliated with the Trust or an advisor received a quarterly fee of $3,500.  Effective July 1, 2013, in addition to the quarterly fees and reimbursements, the Chairman of the Board receives a $30,000 annual fee, and the Audit Committee chairman receives a $15,000 annual fee, to be allocated between the Northern Lights Fund Trust and Northern Lights Variable Trust, and paid quarterly.

Additionally, in the event a meeting of the Board of Trustees other than its regularly scheduled meetings (a “Special Meeting”) is required, each Independent Trustee will receive a fee of $2,500 per Special Meeting, as well as reimbursement for any reasonable expenses incurred, to be paid by the relevant series of the Trust or its investment advisor depending on the circumstances necessitating the Special Meeting.

The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from GFS under the administrative servicing agreement.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from GFS under the administrative servicing agreement.

TOPS® Managed Risk ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a) 9 of the Act. As of June 30, 2013, ownership percentages of the voting securities of each Portfolio that may be deemed to control each Portfolio was as follows:

Managed Risk Balanced ETF Portfolio

Ohio National Life Insurance Company	89%

Managed Risk Growth ETF Portfolio

Ohio National Life Insurance Company	85%

Managed Risk Moderate Growth ETF Portfolio

Ohio National Life Insurance Company	92%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the year ended December 31, 2012 were as follows:

	Fiscal Year Ended December 31, 2012
	Ordinary Income	Long-Term Capital Gain	Total
Protected Balanced ETF Portfolio	$ 236,154	$ -	$ 236,154
Protected Growth ETF Portfolio	317,132	-	317,132
Protected Moderate Growth ETF Portfolio	411,638	-	411,638

The Portfolios did not have distributions for the fiscal period ended December 31, 2011.

As of December 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gains	Capital Loss Carry Forwards	Post October Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Protected Balanced ETF Portfolio	$ 4,007,707	$ -	$ (640,697)	$ -	$ 9,874,613	$ 13,241,623
Protected Growth ETF Portfolio	7,868,795	-	(10,030,512)	(552,238)	27,469,329	24,755,374
Protected Moderate Growth ETF Portfolio	6,602,760	-	(5,170,916)	-	19,644,134	21,075,978

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss) and accumulated net realized gain (loss) are primarily attributable to the tax deferral of losses on wash sales and mark-to-market on open Section 1256 contracts.

TOPS® Managed Risk ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The following Portfolio incurred and elected to defer such capital losses as follows:

Capital Losses
Protected Growth ETF Portfolio	$ 552,238

At December 31, 2012, the following Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total	Expiration
Protected Balanced ETF Portfolio	$ -	$ 640,697	$ 640,697	Non-Expiring
Protected Growth ETF Portfolio	3,899,757	6,130,755	10,030,512	Non-Expiring
Protected Moderate Growth ETF Portfolio	1,854,643	3,316,273	5,170,916	Non-Expiring

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

9. SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

TOPS® Managed Risk ETF Portfolios

EXPENSE EXAMPLES

June 30, 2013 (Unaudited)

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 through June 30, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or other expenses charged by your insurance contract or separate account.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual	Hypothetical (5% return before expenses)
Class 1	Portfolio’s Annualized Expense Ratio	Beginning Account Value 1-1-13	Ending Account Value 6-30-13	Expenses Paid During Period *	Ending Account Value 6-30-13	Expenses Paid During Period*
Managed Risk Balanced ETF Portfolio	0.40%	$1,000.00	$1,011.20	$1.99	$1,022.81	$2.01
Managed Risk Growth ETF Portfolio	0.40%	$1,000.00	$1,041.10	$2.02	$1,022.81	$2.01
Managed Risk Moderate Growth ETF Portfolio	0.40%	$1,000.00	$1,025.30	$2.01	$1,022.81	$2.01

TOPS® Managed Risk ETF Portfolios

EXPENSE EXAMPLES (Continued)

June 30, 2013 (Unaudited)

			Actual		Hypothetical (5% return before expenses)
Class 2	Portfolio’s Annualized Expense Ratio	Beginning Account Value 1-1-13	Ending Account Value 6-30-13	Expenses Paid During Period *	Ending Account Value 6-30-13	Expenses Paid During Period*
Managed Risk Balanced ETF Portfolio	0.65%	$1,000.00	$1,010.30	$3.24	$1,021.57	$3.26
Managed Risk Growth ETF Portfolio	0.65%	$1,000.00	$1,040.20	$3.29	$1,021.57	$3.26
Managed Risk Moderate Growth ETF Portfolio	0.65%	$1,000.00	$1,023.40	$3.26	$1,021.57	$3.26

			Actual		Hypothetical (5% return before expenses)
Class 3	Portfolio’s Annualized Expense Ratio	Beginning Account Value 1-1-13	Ending Account Value 6-30-13	Expenses Paid During Period *	Ending Account Value 6-30-13	Expenses Paid During Period*
Managed Risk Balanced ETF Portfolio	0.75%	$1,000.00	$1,008.30	$3.73	$1,021.08	$3.76
Managed Risk Growth ETF Portfolio	0.75%	$1,000.00	$1,044.30	$3.80	$1,021.08	$3.76
Managed Risk Moderate Growth ETF Portfolio	0.75%	$1,000.00	$1,026.20	$3.78	$1,021.08	$3.76

			Actual		Hypothetical (5% return before expenses)
Class 4	Portfolio’s Annualized Expense Ratio	Beginning Account Value 1-1-13	Ending Account Value 6-30-13	Expenses Paid During Period *	Ending Account Value 6-30-13	Expenses Paid During Period*
Managed Risk Balanced ETF Portfolio	1.00%	$1,000.00	$1,007.50	$4.98	$1,019.84	$5.01
Managed Risk Growth ETF Portfolio	1.00%	$1,000.00	$1,038.90	$5.06	$1,019.84	$5.01
Managed Risk Moderate Growth ETF Portfolio	1.00%	$1,000.00	$1,021.50	$5.01	$1,019.84	$5.01

*Expenses are equal to the average account value over the period, multiplied by each Portfolio’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

TOPS® Managed Risk ETF Portfolios

SUPPLEMENTAL INFORMATION

June 30, 2013 (Unaudited)

Approval of Advisory Agreement – TOPS Managed Risk Portfolios*

In connection with the regular meeting held on December 11 and 12, 2012 the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between ValMark Advisors, Inc. (the “Advisor”) and the Trust, on behalf of the TOPS Managed Risk Balanced ETF Portfolio, TOPS Managed Risk Growth ETF Portfolio, and TOPS Managed Risk Moderate Growth ETF Portfolio (each a “Portfolio” and collectively, the “Portfolios”), and a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and Millman (the “Sub-Advisor”). In considering the proposed agreements, the Board received materials specifically relating to the Advisory Agreement and Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory and Sub-Advisory Agreement review process.  The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and Sub-Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement and Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees discussed the nature, extent and quality of services provided to the shareholders of each Portfolio by the Advisor since the inception of each Portfolio and noted no reduction in the level of service provided to each Portfolio. They also noted the consistency of Advisor personnel and the addition of two more analysts to the management team.  The Board noted that the Advisor had reported no compliance issues, but that a recent SEC audit was completed. The Trustees discussed the SEC’s findings and the Advisor’s response. The Board indicated that they were satisfied with the nature, extent, and quality of services provided by the Advisor.

TOPS Managed Risk Balanced ETF Performance. The Trustees evaluated the performance of the Managed Risk Balanced ETF Portfolio, which uses the Sub-Advisor’s overlay strategy, noting that the Portfolio underperformed the benchmarks in both the 1-year period and since inception. The Trustees discussed the fact that performance lagged as a result of hedging activity to reduce volatility. The Board calculated that the risk-adjusted rate of return is higher for this Portfolio than for its non-managed risk counterpart. The Board noted that this was consistent with the mandate of the strategy, where some “upside” is sacrificed for protection, and concluded that they were satisfied with the Portfolio’s risk-adjusted rate of return.

TOPS Managed Risk Moderate Growth ETF Performance. The Trustees evaluated the performance of the Managed Risk Moderate Growth ETF Portfolio, which uses the Sub-Advisor’s overlay strategy, noting that the Portfolio underperformed the benchmarks in both the 1-year period and since inception. The Board noted that the Morningstar category does not have a hedge overlay, so performance in accelerating markets will be higher than the Portfolio. The Board calculated that the risk-adjusted rate of return is similar for this Portfolio when compared to its non-managed risk counterpart, which indicates a reasonably successful use of the hedging strategy. The Board noted that the Portfolio’s performance and volatility was consistent with the mandate of the strategy, and concluded that they were satisfied with the Portfolio’s risk-adjusted rate of return.

TOPS Managed Risk Growth ETF Performance. The Trustees evaluated the performance of the Portfolio using the Sub-Advisor’s overlay strategy, noting that the Portfolio underperformed its peer group in 1-year period and since inception, underperformed the S&P 500 in both periods, and underperformed the Morningstar Category Average in both the 1-year period and since inception. The Board noted that the Portfolio has produced a negative return since inception. The Board determined that a large portion of the Portfolio’s underperformance is attributable to the Portfolio’s international exposure. A representative of the Advisor indicated that late 2011 and early 2012 had a high volatility bull market, which is when the Portfolio will underperform. A representative of the Advisor also explained to the Board that the Portfolio’s target volatility differs from peer funds, which allows peer funds to outperform in high volatility bull markets. A representative of the Advisor emphasized that the goal of the Portfolio is risk-control, not performance. The Board calculated that the risk-adjusted rate of return is lower for this Portfolio than its non-managed risk counterpart. The Board noted that this was consistent with the mandate of the strategy, and concluded that they were satisfied with the Portfolio’s risk-adjusted rate of return.

TOPS Managed Risk Balanced ETF Fees and Expenses. The Trustees evaluated the management fee and expense ratios of the Portfolio, noting that the Portfolio has the lowest fees expenses in the peer group, and both fees and expenses are below the average for the Morningstar category. The Board concluded that the Portfolio is very competitively priced, with advisory fees generally well below the competition, and that it is pleased with the fee and expense levels.

TOPS® Managed Risk ETF Portfolios

SUPPLEMENTAL INFORMATION (Continued)

June 30, 2013 (Unaudited)

TOPS Managed Risk Moderate Growth ETF Fees and Expenses. The Trustees evaluated the management fee and expense ratios of the Portfolio, noting that the Portfolio has the lowest fees expenses in the peer group, and both fees and expenses are below the average for the Morningstar category. The Board concluded that the Portfolio is very competitively priced, with advisory fees generally well below the competition, and that it is pleased with the fee and expense levels.

TOPS Managed Risk Growth ETF Fees and Expenses. The Trustees evaluated the management fee and expense ratios of the Portfolio, noting that the Portfolio has the lowest fees expenses in the peer group, and both fees and expenses are below the average for the Morningstar category.  The Board concluded that the Portfolio is very competitively priced, with advisory fees generally well below the competition, and that it is pleased with the fee and expense levels.

Economies of Scale. The Trustees noted that the Advisor has indicated that it has priced its advisory services to be competitive even at large asset levels. A representative of the Advisor, participating by telephone, indicated that the Advisor would be willing to consider breakpoints once total asset levels reach $25 billion. A representative of the Advisor indicated that the Advisor projected reaching $10 billion in total asset levels by 2017. The Trustees reminded the Advisor that economies of scale are assessed by the Board on a fund-by-fund basis, and each Portfolio would be evaluated separately.  After discussion, it was the consensus of the Trustees that based on the very competitive fee level of each Portfolio, economies had not yet been reached, but the matter of economies of scale would be revisited as each Portfolio’s size increases significantly.

Profitability.  The Board considered the profits realized by the Advisor in connection with the operation of each Portfolio and whether the amount of profit is a fair entrepreneurial profit with respect to the advisory services provided to the Portfolio.  The Board also considered the benefits realized by the Advisor from other activities related to each Portfolio, and noted that a 5 basis point revenue sharing agreement exists for all Class 1 shares of the Portfolios.  The Board concluded that, based on the profitability information provided by the Advisor, the Advisor realized a small loss over the past 12 months with respect to each Portfolio, but given the recent growth of the Portfolios, the Advisor is likely to realize reasonable profits over the next year.

Conclusion. Having requested and received such information from the Advisor as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that they were satisfied with the services provided by the Advisor, and that the advisory fee for each Portfolio is reasonable and that renewal of the Advisory Agreement is in the best interests of the Trust and the shareholders of each Portfolio.

Milliman – Sub-Advisor to TOPS Managed Risk Portfolios (Advisor – ValMark Advisors, Inc.)

Nature, Extent and Quality of Services. The Trustees discussed the nature, extent and quality of services provided to the Portfolios by the Sub-Advisor since the inception of the Portfolios and noted the consistency and quality of the service provided to the Portfolios. The Board noted that the Sub-Advisor is responsible for providing integrated investment advisory services to implement the Milliman Protection Strategy within the Portfolios. The Board members discussed the excellent reputation of the Sub-Advisor as an actuarial firm.  The Trustees indicated that the Sub-Advisor performs risk management calculations on a daily basis and executes trades to hedge the Portfolios. The Board also noted that there were no regulatory or compliance issues reported to the Board.  They discussed the fact that the Sub-Advisor had repeated with specificity its pending litigation issues, disclosing a lack of litigation issues for the Sub-Advisor itself. The Board indicated that it was comfortable with the Sub-Advisor’s broad description of litigation to which its parent company is routinely subjected, in combination with Fund counsel’s explanation, and appreciated the Sub-Advisor’s willingness to participate in the board meeting if necessary. The Board indicated that they were satisfied with the nature, extent, and quality of services provided by the Sub-Advisor.

Performance. The Trustees then evaluated the performance of the Sub-Advisor with respect to each Portfolio, noting that, despite the Sub-Advisor’s negative performance over the 1-year period and since inception, the Sub-Advisor significantly outperformed its internally created risk overlay benchmark in both the 1-year period and since inception. The Board concluded that they were satisfied with the Sub-Advisor’s performance, as it appears that it is performing as intended.

Fees and Expenses. The Board noted that the Advisor charges an annual advisory fee of 0.30%, and that the Sub-Advisor receives fees from the Advisor of 0.20%.  The Trustees compared each Portfolio’s advisory fee and expense ratio to the average of those of the funds in its peer group, and Morningstar Category Average.  The Trustees noted that the Sub-Advisor charges slightly less to some of the other accounts it advises using a similar strategy, but that lower fees are part of a sliding scale negotiated with each client based on the size of the account. The Board concluded that the sub-advisory fee charged by the Sub-Advisor for a volatility protection overlay and access to services of well-regarded group such as the Sub-Advisor was reasonable.

TOPS® Managed Risk ETF Portfolios

SUPPLEMENTAL INFORMATION (Continued)

June 30, 2013 (Unaudited)

Economies of Scale. The Board considered whether economies of scale had been achieved with respect to the management of the Portfolios.  The Trustees agreed that this was an issue that should be considered with respect to the overall Advisory Agreement, taking into consideration the impact of the sub-advisory expense.  After discussion, it was the consensus of the Board that based on the very competitive fees and expenses of each Portfolio, the lack of fee breakpoints was acceptable.  The Board agreed that the possibility of breakpoints and economies of scale would be revisited if the size of any Portfolio significantly increases.

Profitability.  The Board considered the profits realized by the Sub-Advisor in connection with the operation of each Portfolio and whether the amount of profit is a fair entrepreneurial profit with respect to the sub-advisory services provided to the Portfolio.  The Board noted that no additional benefits were realized by the Sub-Advisor from other activities related to the Portfolios. After further discussion, the Trustees concluded that while the Sub-Advisor was earning profits from each Portfolio as measured as a percentage of fees earned, the Sub-Advisor was not earning excessive profits, measured in total dollars or as a percentage of fees earned, from its relationship with each Portfolio. The Board also noted that after the Sub-Advisor’s contribution to distribution efforts, the Sub-Advisor estimated that it operated at a loss with respect to each Portfolio.

Conclusion. Having requested and received such information from the Sub-Advisor as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the sub-advisory fees are reasonable and that renewal of the agreement is in the best interests of the Trust and the shareholders of each Portfolio.

* Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Portfolios.

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-855-572-5945 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-572-5945.

INVESTMENT ADVISOR

ValMark Advisers, Inc.

130 Springside Drive

Akron, OH  44333

INVESTMENT SUB-ADVISOR

Milliman, Inc.

71 S. Wacker Drive, 31st Floor

Chicago, IL 60606

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not Applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/26/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

08/26/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

08/26/13